Initial Public Offering (Details)	Nov. 04, 2024 $ / shares shares
Class A Ordinary Shares [Member]
Initial Public Offering [Line Items]
Number of shares per unit	1
Initial Public Offering [Member]
Initial Public Offering [Line Items]
Number of units issued	25,000,000
Price per unit | $ / shares	$ 10
Initial Public Offering [Member] | Rights [Member]
Initial Public Offering [Line Items]
Number of shares per unit	1
Initial Public Offering [Member] | Class A Ordinary Shares [Member]
Initial Public Offering [Line Items]
Number of shares per unit	1